Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	1.89660%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,003,164.81

Principal:
Principal Collections	$39,019,868.78
Prepayments in Full	$20,997,343.95
Liquidation Proceeds	$538,574.05
Recoveries	$1,300.14
Sub Total	$60,557,086.92
Collections	$64,560,251.73

Purchase Amounts:
Purchase Amounts Related to Principal	$255,158.17
Purchase Amounts Related to Interest	$517.66
Sub Total	$255,675.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$64,815,927.56

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$64,815,927.56
Servicing Fee	$1,427,227.10	$1,427,227.10	$0.00	$0.00	$63,388,700.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$63,388,700.46
Interest - Class A-2a Notes	$779,363.37	$779,363.37	$0.00	$0.00	$62,609,337.09
Interest - Class A-2b Notes	$358,647.99	$358,647.99	$0.00	$0.00	$62,250,689.10
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$61,317,211.60
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$60,997,927.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$60,997,927.60
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$60,889,494.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$60,889,494.68
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$60,812,598.85
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$60,812,598.85
Regular Principal Payment	$86,767,314.24	$60,812,598.85	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$64,815,927.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$60,812,598.85
Total					$60,812,598.85
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$43,146,460.82	$82.17	$779,363.37	$1.48	$43,925,824.19	$83.65
Class A-2b Notes	$17,666,138.03	$82.17	$358,647.99	$1.67	$18,024,786.02	$83.84
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$60,812,598.85	$32.95	$2,576,101.61	$1.40	$63,388,700.46	$34.35

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$519,575,581.06	0.9894793	$476,429,120.24	0.9073112
Class A-2b Notes	$212,738,049.76	0.9894793	$195,071,911.73	0.9073112
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,559,273,630.82	0.8448325	$1,498,461,031.97	0.8118836

Pool Information
Weighted Average APR	2.926%	2.907%
Weighted Average Remaining Term	52.68	51.84
Number of Receivables Outstanding	71,031	69,468
Pool Balance	$1,712,672,523.75	$1,651,448,532.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,580,720,187.92	$1,524,204,613.38
Pool Factor	0.8574753	0.8268226

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$127,243,919.50
Targeted Overcollateralization Amount	$178,942,216.30
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$152,987,500.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		159	$413,045.92
(Recoveries)		7	$1,300.14
Net Loss for Current Collection Period			$411,745.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2885%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0372%
Second Prior Collection Period			0.1130%
Prior Collection Period			0.2033%
Current Collection Period			0.2937%
Four Month Average (Current and Prior Three Collection Periods)			0.1618%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		669	$942,481.22
(Cumulative Recoveries)			$6,881.84
Cumulative Net Loss for All Collection Periods			$935,599.38
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0468%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,408.79
Average Net Loss for Receivables that have experienced a Realized Loss			$1,398.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.55%	364	$9,100,134.48
61-90 Days Delinquent	0.05%	35	$820,052.16
91-120 Days Delinquent	0.00%	3	$81,280.11
Over 120 Days Delinquent	0.00%	2	$62,753.87
Total Delinquent Receivables	0.61%	404	$10,064,220.62

Repossession Inventory:
Repossessed in the Current Collection Period		40	$1,021,596.25
Total Repossessed Inventory		51	$1,500,305.17

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0579%
Prior Collection Period			0.0507%
Current Collection Period			0.0576%
Three Month Average			0.0554%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month Trigger
1-12 0.90%
13-24 1.70%
25-36 3.00%
37+ 4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0584%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	5

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer